Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule Right-of-use Asset	The Company’s right-of-use asset for the year ended December 31, 2020 is as follows:
2020
Right-of-use asset	$38,506

Current lease liability	$23,883
Long-term lease liability	$14,624

Schedule of Components of Lease Expense

The components of lease expense are as follows:

	December 31, 2020	December 31, 2019
Amortization of right-of-use	$21,619	11,107
Interest on lease liability	$5,039	2,716
Total lease cost	$26,658	13,823

Schedule of Future Minimum Lease Payments

Future minimum lease payments as of December 31, 2020,

2021	26,658
2022	15,551
Total future minimum lease payments	42,209
Less: amount representing interest	(3,702)
Present value of future payments	38,507
Current portion	23,883
Long term portion	$14,624